UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Somerset Capital Advisers, LLC

Address:  10 East 40th Street, Suite 4210
          New York, New York 10016

13F File Number: 028-12670

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart Goldberg
Title:    Chief Investment Officer
Phone:    (212) 931-9600


Signature, Place and Date of Signing:

 /s/ Stuart Goldberg            New York, New York            August 8, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:   $107,586
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION TABLE
                                                             June 30, 2008



COLUMN 1                       COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 --------      -----       --------   -------  --- ----   ----------  --------  ----     ------  ----
O2MICRO INTERNATIONAL LTD      SPONS ADR     67107W100   4,327      650,636  SH         SOLE        NONE      650,636
A C MOORE ARTS & CRAFTS INC    COM           00086T103   1,048      148,620  SH         SOLE        NONE      148,620
AES CORP                       COM           00130H105   3,630      188,977  SH         SOLE        NONE      188,977
ARRIS GROUP INC                COM           04269Q100   2,106      249,175  SH         SOLE        NONE      249,175
AVON PRODS INC                 COM           054303102   2,587       71,833  SH         SOLE        NONE       71,833
CALGON CARBON CORP             COM           129603106   8,118      525,091  SH         SOLE        NONE      525,091
CORNING INC                    COM           219350105   4,708      204,236  SH         SOLE        NONE      204,236
DEERE & CO                     COM           244199105   2,880       39,929  SH         SOLE        NONE       39,929
D R HORTON INC                 COM           23331A109   1,282      118,123  SH         SOLE        NONE      118,123
EXTERRAN HLDGS INC             COM           30225X103   5,810       81,266  SH         SOLE        NONE       81,266
FOSTER WHEELER LTD             SHS NEW       G36535139   4,288       58,613  SH         SOLE        NONE       58,613
FEDERAL HOME LN MTG CORP       COM           313400301   1,533       93,466  SH         SOLE        NONE       93,466
GENERAL CABLE CORP DEL NEW     COM           369300108   5,605       92,112  SH         SOLE        NONE       92,112
GENTEK INC                     COM NEW       37245X203   4,236      157,541  SH         SOLE        NONE      157,541
HARMONIC INC                   COM           413160102   2,231      234,585  SH         SOLE        NONE      234,585
HILL INTERNATIONAL INC         COM           431466101   5,494      334,170  SH         SOLE        NONE      334,170
HUMANA INC                     COM           444859102   2,074       52,143  SH         SOLE        NONE       52,143
MCDERMOTT INTL INC             COM           580037109   3,784       61,139  SH         SOLE        NONE       61,139
MIRANT CORP NEW                COM           60467R100   5,693      145,425  SH         SOLE        NONE      145,425
NATIONAL COAL CORP             COM NEW       632381208   2,308      260,197  SH         SOLE        NONE      260,197
PATRIOT COAL CORP              COM           70336T104   7,483       48,814  SH         SOLE        NONE       48,814
PRECISION DRILLING TR          TR UNIT       740215108   1,130       41,491  SH         SOLE        NONE       41,491
RENTRAK CORP                   COM           760174102   1,184       84,065  SH         SOLE        NONE       84,065
SAFEWAY INC                    COM NEW       786514208   2,860      100,159  SH         SOLE        NONE      100,159
TECHWELL INC                   COM           87874D101   3,901      316,606  SH         SOLE        NONE      316,606
TEVA PHARMACEUTICAL INDS LTD   ADR           881624209   1,979       43,217  SH         SOLE        NONE       43,217
TITAN INTL INC ILL             COM           88830M102   7,602      213,433  SH         SOLE        NONE      213,433
TOLL BROTHERS INC              COM           889478103   2,117      113,041  SH         SOLE        NONE      113,041
VASCO DATA SEC INTL INC        COM           92230Y104     983       93,347  SH         SOLE        NONE       93,347
WHIRLPOOL CORP                 COM           963320106   2,691       43,595  SH         SOLE        NONE       43,595
WHIRLPOOL CORP                 COM           963320106   1,914       31,000      PUT    SOLE        NONE       31,000

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